Financial Instruments (Schedule Of Fair Values Of Derivative Contracts Outstanding) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Financial Instruments [Line Items]
Collateral balance posted	$ 0
Collateral held from counterparties	0
Collateral balance could have been required to post	14
Fair Value, Level 2 [Member]
Financial Instruments [Line Items]
Fair value of long-term debt	4,727	5,088
Fair value of long-term debt compared with carrying value	405	741
Fair Value, Level 2 [Member] | Foreign Currency Derivatives [Member]
Financial Instruments [Line Items]
Fair value of derivative assets	18	31
Fair value of derivative liabilities	17	8
Fair Value, Level 2 [Member] | Commodity Derivatives [Member]
Financial Instruments [Line Items]
Fair value of derivative assets	2	9
Fair value of derivative liabilities	$ 8	$ 7